RESTATEMENT	12 Months Ended
Feb. 28, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 10 – RESTATEMENT

The balance sheet as of February 28, 2022, was being restated to correctly present 1,105,679 shares of Series A preferred stock that were converted into 1,699,146 shares of common stock. The conversion, although effective on February 28, 2022, the common shares were not processed and issued by the transfer agent until March 4, 2022. The restatement had no impact on the statement of operations and the statement of cash flows for the year ended February 28,2022.

As of February 28, 2022
	As Reported	Adjusted	As Restated

Current Assets:
Cash	$180,756	$—	$180,756
Prepaid stock for services	32,208	—	32,208
Total Assets	$212,964	$—	$212,964

Current Liabilities:
Accounts payable	$13,478	$—	$13,478
Total Current Liabilities	13,478	—	13,478

Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding	—	11,057	11,057
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202	88,453	(16,991)	71,462
Additional paid-in capital	7,346,701	(1,693,212)	5,653,489
Common shares to be issued	—	1,699,146	1,699,146
Accumulated deficit	(7,193,214)	—	(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock	(42,454)	—	(42,454)
Total Stockholders’ Equity	199,486	—	199,486
Total Liabilities and Stockholders’ Deficit	$212,964	$—	$212,964

In addition, a disclosure was added to Note 4, for $7,000 consulting services paid to EROP, a related party of the Company, for the year ended February 28, 2022.